Schedule of Actual Weighted Average Shares Used in Calculating Earnings Per Share (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average shares basic	95.5	93.5	89.2
Effect of dilutive securities:
Stock options/share awards	0.4	0.3	0.5
Equity units		1.3	4.0
Weighted average shares diluted	95.9	95.1	93.7